United States
                       Securities And Exchange Commission
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-08359
                                   ---------------------------------------------

                               The Westport Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               253 Riverside Avenue, Westport, Connecticut 06880
--------------------------------------------------------------------------------
(Address of principal executive offices)        (Zip code)

Edmund H. Nicklin, Jr., 253 Riverside Avenue, Westport, Connecticut 06880
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       (888) 593-7878
                                                    ----------------------------
Date of fiscal year end:     12/31
                         --------------
Date of reporting period:    06/30/04
                         --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Westport Funds Semi-Annual Report

                                       The
                                    Westport
                                      Funds


                                [GRAPHIC OMITTED]



                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004
                                   (UNAUDITED)


                                  888-593-7878

                                    website:
                              www.westportfunds.com

                           [LOGO] WESTPORT INVESTMENTS

LETTER TO SHAREHOLDERS                                             JULY 10, 2004
================================================================================

Dear Fellow Shareholder:

Negative returns in the domestic equity market from 2000 through 2002, as measured by S&P 500 Index ("S&P 500"), were followed by a sharp rebound in 2003. The market return in the first half of this year was more consistent with the long run average. The low interest rate environment engineered by the Federal Reserve encouraged investors who wanted expected returns on their investments to remain at typical historical levels to accept more risk last year. As a result, investors showed a marked preference for low quality companies, with money-losing small cap and mid cap companies being the best performers in their respective groups. When the March 2004 non-farm payroll report indicated that new job creation had moved to a level more consistent with sustained economic growth, the Federal Reserve signaled its unwillingness to maintain the fed funds rate at historically low levels. Consequently, stock market investors began to adjust their risk tolerance and acceptance of low quality companies.

Because the Westport Funds' ("Funds") investment strategy is to invest in good businesses at attractive prices, the liquidity-driven, risk-tolerant equity market of 2003 was an inhospitable environment. This year investors refocused on better quality companies and the divergence between the Funds and their respective benchmark indices narrowed considerably, although the Funds trailed these benchmarks in the first half of 2004. The Russell 2000 Index provided a total return of 6.8% in the first half 2004, versus 2.5% for the Westport Select Cap Fund. The Russell Midcap Index provided a total return of 6.7% during this period, versus 4.5% for the Westport Fund.

                                TABLE OF RESULTS

                               THE WESTPORT FUNDS

                         TOTAL RETURNS* - JUNE 30, 2004

                                                                                           FIVE YEARS                SINCE
                                                 SIX MONTHS            ONE YEAR           ENDED 6/30/04            INCEPTION(i)
FUND OR INDEX                                   ENDED 6/30/04        ENDED 6/30/04       (AVERAGE ANNUAL)        (AVERAGE ANNUAL)
---------------------------------------------------------------------------------------------------------------------------------
Westport Select Cap Fund - Class R(ii)              2.5%                21.7%                 10.1%                   13.9%
Russell 2000(R) Index                               6.8%                33.4%                  6.6%                    6.1%
---------------------------------------------------------------------------------------------------------------------------------
Westport Fund - Class R(iii)                        4.5%                22.8%                  9.1%                   11.9%
Russell Midcap(R) Index(iv)                         6.7%                29.4%                  6.5%                    8.2%
---------------------------------------------------------------------------------------------------------------------------------

* The total returns shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


One of the factors that contributed to the performance shortfall of the Funds was the aggressive reaction of market participants to unexpected events and financial results that were inconsistent with expectations, despite reasonable first half 2004 stock market returns and valuation support from excellent first quarter earnings (aggregate earnings for the S&P 500 rose 28%). In some cases, significant stock price changes occurred even though there was little factual support for the conclusion that expectations were unmet. The semiconductor industry is an example. This year semiconductor manufacturers and related companies have experienced a significant price correction in only their second year of revenue growth from the recent cyclical trough. There are unsupported concerns that inventory is building in a small number of end markets, which if correct, could signal a slowdown in growth. Another example is the radio broadcasting industry. After national spot revenue in May came in slightly lower than expected, radio broadcasters experienced a sharp price decline, even though revenue growth estimates for 2004 were reduced by a modest 1 to 2 percentage points. The decline in the value of portfolio holdings in these two industries alone accounted for approximately 75% of the 4.2 percentage points of underperformance in the Westport Select Cap Fund during the first half 2004. For the Westport Fund, semiconductor and related holdings and Cox Radio, Inc. combined for a negative contribution of approximately 2.6 percentage points, which exceeded the 2.2 percentage points of total first half underperformance.

Dramatic stock market reactions to perceptions and unmet expectations are likely to continue. The Wall Street Journal(v) recently reported that the number of hedge funds and their funding has greatly increased. As of June 30, 2004, there were 7,700 hedge funds and their assets under management had increased $100 billion in first half 2004 to a total of $850 billion. Because hedge funds usually provide their managers with performance-based compensation and employ leverage to boost returns, they are likely to contribute to market volatility and their investment activities are generally not consistent with the patient investment strategy the Westport Funds use.

PORTFOLIO COMMENTS

Most of the first half 2004 performance shortfall for the Westport Select Cap Fund is attributable to semiconductor manufacturers and broadcasters. Fairchild Semiconductor International, Inc. (analog and discrete IC's), Cox Radio, Inc. (radio broadcasting), Young Broadcasting, Inc. (television broadcasting) and Ariba, Inc. (electronic commerce) were all down 30% or more in the first half of 2004. On the positive side, transportation was the best performing group in the Westport Select Cap Fund, followed by oil and gas producers. EGL Inc. (global logistics services) and Houston Exploration Company (oil and gas production) each appreciated more than 40% in the first half. Other companies returning more than 40% included Charles River Laboratories International, Inc. (drug discovery tools), Rogers Corp. (specialty materials), Western Wireless Corp. (wireless communications) and People's Bank (commercial bank in Connecticut).

Semiconductor manufacturers and radio broadcasters were the most significant first half disappointments for the Westport Fund as well. Fairchild
Semiconductor Corp. and Cox Radio, Inc. were the two largest negative contributors. The best performing group in the first half was teen apparel retailers with American Eagle Outfitters, Inc. and Abercrombie & Fitch Company both gaining more than 50%.

Acquisition activity was moderate among the Funds' holdings in the first half. American Management Systems, Inc., an information technology company held in both Funds, was acquired by CGI Group, Inc. of Canada and CACI International, Inc. CACI acquired American Management System's defense business which was attractive due to its proprietary software products and the large proportion of employees holding security clearances. There were two acquisitions in the banking industry. Seacoast Financial Services Corp. (savings bank in Massachusetts), a holding in the Westport Select Cap Fund, is being acquired by Sovereign Bancorp, Inc. (bank holding company) and National Commerce Financial Corp. (bank holding company), a holding in the Westport Fund is being acquired by SunTrust Banks, Inc. (super-regional bank holding company).

Energy companies as a group were excellent performers in first half 2004. Recent commodity price increases are supported by record world-wide demand for oil and consistent demand for natural gas in the United States. Higher prices for oil are expected to continue as there have been few major oil discoveries in recent years. In addition, the infrastructure is lacking to bring oil to the world market from countries that constituted the former Soviet Union. In the U.S. and Canada there has been an inability to replace the natural gas that is consumed each year. Despite this favorable outlook for these commodities, portfolio positions have been liquidated when prices reached estimated value. Specifically, Forest Oil Corp. (oil and gas production) and Veritas DGC, Inc. (seismic data) were sold during this period from the Westport Select Cap Fund.

OUTLOOK

The current position of the Federal Reserve is very similar to 1994 when the Fed sought to engineer an economic "soft landing." This entailed raising interest rates enough to slow the economy to contain inflation without pushing it into recession. Despite considerable skepticism, as the Federal Reserve's prior attempts were mostly unsuccessful, in 1994 the Fed succeeded. In 2004 it is again attempting to contain inflation while maintaining economic growth at a level sufficient to generate job growth. A review of the current situation reveals that a number of stimulative fiscal and monetary actions previously undertaken are fully implemented, reduced or phased out. Specifically, the full benefit of the second round of Federal income tax cuts was in place at the end of June 2004. The Federal Reserve gave notice at its June meeting that monetary accommodation will be removed in a structured fashion and raised the fed funds rate 25 basis points, its first rate increase in nearly four years. The Federal program instituted to spur capital investment by providing first year depreciation of 50% for selected capital assets expires at the end of 2004.
China has been a major source of world economic growth, but the Chinese government is altering policy to moderate that growth. If the U.S. economy is to continue growing at a reasonable rate without stimulative support, self-sustaining job creation and disposable income gains are critical. There is reason for optimism but a successful transition is not assured.

Turning to the U.S. equity market, the large earnings increase (28% for S&P 500 operating earnings) recorded in the first quarter of 2004 provides a basis for projecting a significant earnings increase for 2004. Using these projections, current price earnings ratios for the three S&P indices - S&P 500, S&P MidCap 400 and S&P SmallCap 600 - are centered around 18, down significantly from recent years, but still above historical averages. Current stock market valuation using this measure is reasonable given the interest rate environment, but short term rates have now started to move higher and recent earnings gains were highly dependent on aggressive cost cutting and a weaker U.S. dollar. Going forward, earnings gains will depend more on traditional pricing power and volume increases, which requires self-sustained growth in the U.S. economy as well as continued growth in the world economy. The domestic economy's transition to self-sustaining growth is also a key determinant in the outlook for the financial markets.

In closing, we would like to take this opportunity to thank our shareholders for their continued support.

Sincerely,

/s/ Edmund H. Nicklin, Jr.              /s/ Andrew J. Knuth

Edmund H. Nicklin, Jr.                  Andrew J. Knuth

(i) The Class R shares of the Westport Fund and the Westport Select Cap Fund commenced operations on December 31, 1997.

(ii) The Class I shares of the Westport Select Cap Fund commenced operations on February 16, 1998. For total return and other information relating to Class I shares of the Westport Select Cap Fund, see the Financial Highlights on page 11.

(iii) The Class I shares of the Westport Fund commenced operations on February 9, 2001. For total return and other information relating to Class I shares of the Westport Fund, see the Financial Highlights on page 9.

(iv) The Russell Midcap(R) Index is an index comprised of the 800 smallest companies in the Russell 1000(R) (an index of the 1,000 largest companies in the Russell 3000(R) Index). The Russell 2000(R) Composite Stock Index, representing approximately 11% of the U.S. equity market, is an index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000(R) Index (an index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity markets). You should note that the Westport Funds are professionally managed mutual funds, which are subject to advisory fees and other expenses, while the indices are unmanaged and do not incur expenses.

(v) "Long & Short" by Jesse Eisinger, "Will the Glut of New Hedge Funds Be Any Good for Their New Investors?", The Wall Street Journal, July 7, 2004, Section C, Page 1.

THE WESTPORT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)
================================================================================

                                                                                                                    WESTPORT
                                                                                                WESTPORT           SELECT CAP
                                                                                                  FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost ...................................................................   $    30,832,077    $ 1,026,508,129
                                                                                             ===============    ===============
   At market value (Note 2) ..............................................................   $    36,590,937    $ 1,428,642,259
Dividends receivable .....................................................................            18,534            289,012
Receivable for capital shares sold .......................................................            27,492          1,125,644
Receivable for securities sold ...........................................................                --          2,738,812
Other assets .............................................................................            24,604             67,927
                                                                                             ---------------    ---------------
   TOTAL ASSETS ..........................................................................        36,661,567      1,432,863,654
                                                                                             ===============    ===============

LIABILITIES
Payable for capital shares redeemed ......................................................            29,993         12,548,298
Payable to affiliates (Note 4) ...........................................................            26,949          1,359,923
Other accrued expenses and liabilities ...................................................            51,214            347,068
                                                                                             ---------------    ---------------
   TOTAL LIABILITIES .....................................................................           108,156         14,255,289
                                                                                             ---------------    ---------------

NET ASSETS ...............................................................................   $    36,553,411    $ 1,418,608,365
                                                                                             ===============    ===============

Net assets consist of:
Paid-in capital ..........................................................................   $    30,215,374    $ 1,039,118,962
Accumulated net investment loss ..........................................................          (129,052)        (2,942,785)
Accumulated net realized gains (losses) from security transactions .......................           708,229        (19,701,942)
Net unrealized appreciation on investments ...............................................         5,758,860        402,134,130
                                                                                             ---------------    ---------------
Net assets ...............................................................................   $    36,553,411    $ 1,418,608,365
                                                                                             ===============    ===============

PRICING OF CLASS R SHARES
Net assets attributable to Class R shares ................................................   $    27,337,969    $   424,135,963
                                                                                             ===============    ===============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 5) ..........................................         1,673,479         18,989,936
                                                                                             ===============    ===============
Net asset value, offering price and redemption price per share
   (Note 2) ..............................................................................   $         16.34    $         22.33
                                                                                             ===============    ===============

PRICING OF CLASS I SHARES
Net assets attributable to Class I shares ................................................   $     9,215,442    $   994,472,402
                                                                                             ===============    ===============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 5) ..........................................           566,239         44,075,674
                                                                                             ===============    ===============
Net asset value, offering price and redemption price per share
   (Note 2) ..............................................................................   $         16.27    $         22.56
                                                                                             ===============    ===============

See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
================================================================================

                                                                                                 WESTPORT
                                                                              WESTPORT          SELECT CAP
                                                                                FUND               FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ..........................................................     $    101,035        $  5,509,231
   Interest ...........................................................            7,339             143,640
                                                                            ------------        ------------
   Total Investment Income ............................................          108,374           5,652,871
                                                                            ------------        ------------

EXPENSES
   Investment advisory fees (Note 4) ..................................          142,452           7,419,203
   Shareholder servicing fees, Class R (Note 4) .......................            9,997             310,792
   Administration fees (Note 4) .......................................           15,828             259,878
   Transfer agent fees, Class R (Note 4) ..............................           12,432             261,165
   Transfer agent fees, Class I (Note 4) ..............................            6,000              59,672
   Professional fees ..................................................           38,351              45,997
   Custodian fees .....................................................            3,134              70,762
   Accounting services fees (Note 4) ..................................           15,000              38,045
   Shareholder reporting costs ........................................            3,482              31,080
   Insurance expense ..................................................            4,799              27,194
   Trustees' fees and expenses ........................................            8,452               8,452
   Postage and supplies ...............................................            4,323              14,002
   Registration fees, Common ..........................................              547                 668
   Registration fees, Class R .........................................           11,633              19,102
   Registration fees, Class I .........................................           10,672              10,818
   Other expenses .....................................................            1,074              18,826
                                                                            ------------        ------------
           TOTAL EXPENSES .............................................          288,176           8,595,656
   Fees waived by the Adviser (Note 4) ................................          (50,750)                 --
                                                                            ------------        ------------
         NET EXPENSES .................................................          237,426           8,595,656
                                                                            ------------        ------------

NET INVESTMENT LOSS ...................................................         (129,052)         (2,942,785)
                                                                            ------------        ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions ......................          733,054          29,088,147
   Net change in unrealized appreciation/depreciation on investments ..          775,294          11,486,971
                                                                            ------------        ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ......................        1,508,348          40,575,118
                                                                            ------------        ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ............................     $  1,379,296        $ 37,632,333
                                                                            ============        ============

See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                           WESTPORT FUND                    WESTPORT SELECT CAP FUND
                                            ------------------------------------------------------------------------------
                                              FOR THE SIX                               FOR THE SIX
                                             MONTHS ENDED            FOR THE YEAR       MONTHS ENDED         FOR THE YEAR
                                                JUNE 30,                ENDED             JUNE 30,              ENDED
                                                 2004                DECEMBER 31,           2004             DECEMBER 31,
                                              (UNAUDITED)               2003             (UNAUDITED)             2003
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment loss ...................     $    (129,052)      $    (185,536)     $    (2,942,785)     $    (6,794,119)
   Net realized gains (losses) from
     security transactions ...............           733,054             (10,584)          29,088,147          (36,990,420)
   Net change in unrealized
     appreciation (depreciation)
     on investments ......................           775,294           6,137,572           11,486,971          400,041,455
                                               -------------       -------------      ---------------      ---------------
Net increase (decrease) in net
   assets from operations ................         1,379,296           5,941,452           37,632,333          356,256,916
                                               -------------       -------------      ---------------      ---------------

FROM CAPITAL SHARE TRANSACTIONS:
CLASS R
   Proceeds from shares sold .............         2,530,498           9,711,993           45,394,435          127,377,797
   Payments for shares redeemed ..........        (1,902,968)         (5,513,284)         (88,949,780)         (93,717,553)
                                               -------------       -------------      ---------------      ---------------
Net increase (decrease) in net
   assets from Class R
   share transactions ....................           627,530           4,198,709          (43,555,345)          33,660,244
                                               -------------       -------------      ---------------      ---------------

CLASS I
   Proceeds from shares sold .............         4,817,902             535,916           96,474,900          244,960,076
   Payments for shares redeemed ..........                --            (268,937)        (170,050,996)        (134,924,265)
                                               -------------       -------------      ---------------      ---------------
Net increase (decrease) in net
   assets from Class I
   share transactions ....................         4,817,902             266,979          (73,576,096)         110,035,811
                                               -------------       -------------      ---------------      ---------------
Net increase (decrease) in net
   assets from capital
   share transactions ....................         5,445,432           4,465,688         (117,131,441)         143,696,055
                                               -------------       -------------      ---------------      ---------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..         6,824,728          10,407,140          (79,499,108)         499,952,971

NET ASSETS:
   Beginning of period ...................        29,728,683          19,321,543        1,498,107,473          998,154,502
                                               -------------       -------------      ---------------      ---------------
   End of period .........................     $  36,553,411       $  29,728,683      $ 1,418,608,365      $ 1,498,107,473
                                               =============       =============      ===============      ===============

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                            ----------------------------------------------------------------------------------------
                                                                                    CLASS R
                                            ----------------------------------------------------------------------------------------
                                            FOR THE SIX
                                            MONTHS ENDED   FOR THE YEAR   FOR THE YEAR    FOR THE YEAR  FOR THE YEAR   FOR THE YEAR
                                              JUNE 30,        ENDED           ENDED          ENDED         ENDED          ENDED
                                               2004        DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                            (UNAUDITED)        2003            2002           2001          2000           1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $    15.64      $   12.09      $    14.55     $    14.37     $    14.75     $    11.22
                                            ----------      ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
   Net investment loss ..................        (0.07)          (0.10)         (0.10)         (0.08)         (0.04)         (0.08)
   Net realized and unrealized gains
     (losses) on investments ............         0.77            3.65          (2.36)          0.65           1.35           5.21
                                            ----------      ----------     ----------     ----------     ----------     ----------
Total from investment operations ........         0.70            3.55          (2.46)          0.57           1.31           5.13
                                            ----------      ----------     ----------     ----------     ----------     ----------

Less distributions:
   From net realized gains ..............           --              --             --          (0.39)         (1.69)         (1.60)
                                            ----------      ----------     ----------     ----------     ----------     ----------

Net asset value at end of period ........   $    16.34      $    15.64     $    12.09     $    14.55     $    14.37     $    14.75
                                            ==========      ==========     ==========     ==========     ==========     ==========

Total return ............................        4.48%(A)       29.36%        (16.91%)         3.99%          8.68%         46.13%
                                            ==========      ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's) .....   $   27,338      $   25,570     $   16,434     $   11,737     $   15,281     $   10,219
                                            ==========      ==========     ==========     ==========     ==========     ==========

Ratio of net expenses to
   average net assets ...................        1.50%(B)        1.50%          1.50%          1.50%          1.50%          1.50%

Ratio of gross expenses to
   average net assets(C) ................        1.75%(B)        1.99%          1.76%          1.63%          1.91%          2.67%

Ratio of net investment loss to
   average net assets ...................       (0.82%)(B)      (0.83%)        (0.80%)        (0.54%)        (0.35%)        (0.81%)

Portfolio turnover rate .................          36%(B)           9%            40%            15%            48%            68%

(A)   Not annualized.

(B)   Annualized.

(C) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser (Note 4).

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                               -----------------------------------------------------------------
                                                                           CLASS I
                                               -----------------------------------------------------------------
                                                FOR THE SIX
                                                MONTHS ENDED     FOR THE YEAR    FOR THE YEAR    FOR THE PERIOD
                                                  JUNE 30,          ENDED            ENDED          ENDED
                                                   2004          DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                                (UNAUDITED)          2003             2002           2001(A)
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ......   $   15.59         $   12.05       $   14.55       $   14.96
                                                ---------         ---------       ---------       ---------
Income (loss) from investment operations:
   Net investment loss ......................       (0.03)            (0.11)          (0.15)          (0.06)
   Net realized and unrealized gains (losses)
      on investments ........................        0.71              3.65           (2.35)           0.04
                                                ---------         ---------       ---------       ---------
Total from investment operations ............        0.68              3.54           (2.50)          (0.02)
                                                ---------         ---------       ---------       ---------
Less distributions:
   From net realized gains ..................          --                --              --           (0.39)
                                                ---------         ---------       ---------       ---------

Net asset value at end of period ............   $   16.27         $   15.59       $   12.05       $   14.55
                                                =========         =========       =========       =========


Total return ................................       4.36%(B)         29.38%         (17.18%)         (0.11%)(B)
                                                 =========         =========       =========       =========


Net assets at end of period (000's) .........   $   9,215         $   4,159       $   2,888       $   9,234
                                                =========         =========       =========       =========
Ratio of net expenses to
   average net assets .......................       1.50%(C)          1.50%           1.50%           1.50%(C)
Ratio of gross expenses to
   average net assets (D) ...................       2.21%(C)          2.42%           2.08%           1.91%(C)
Ratio of net investment loss to
   average net assets .......................      (0.78%)(C)        (0.83%)         (0.81%)         (0.54%)(C)
Portfolio turnover rate .....................         36%(C)             9%             40%             15%(C)

(A) Represents the period from the commencement of operations (February 9, 2001) through December 31, 2001.

(B)   Not annualized.

(C)   Annualized.

(D) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser (Note 4).

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                            ----------------------------------------------------------------------------------------
                                                                                    CLASS R
                                            ----------------------------------------------------------------------------------------
                                            FOR THE SIX
                                            MONTHS ENDED   FOR THE YEAR   FOR THE YEAR    FOR THE YEAR  FOR THE YEAR   FOR THE YEAR
                                              JUNE 30,        ENDED           ENDED          ENDED         ENDED          ENDED
                                               2004        DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                            (UNAUDITED)        2003            2002           2001          2000           1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..  $     21.79      $   16.49     $    19.45      $    18.23     $    16.47     $   11.54
                                           -----------      ---------     ----------      ----------     ----------     ---------

Income (loss) from investment operations:
   Net investment income (loss) .........        (0.07)         (0.13)         (0.12)          (0.05)          0.02         (0.03)
   Net realized and unrealized gains
      (losses) on investments ...........         0.61           5.43          (2.84)           1.55           2.22          4.96
                                           -----------      ---------     ----------      ----------     ----------     ---------
Total from investment operations ........         0.54           5.30          (2.96)           1.50           2.24          4.93
                                           -----------      ---------     ----------      ----------     ----------     ---------

Less distributions:

   From net investment income ...........           --             --             --              --          (0.03)           --
   From net realized gains ..............           --             --             --           (0.28)         (0.45)           --
                                           -----------      ---------     ----------      ----------     ----------     ---------
Total distributions .....................           --             --             --           (0.28)         (0.48)           --
                                           -----------      ---------     ----------      ----------     ----------     ---------

Net asset value at end of period ........  $     22.33      $   21.79     $    16.49      $    19.45     $    18.23     $   16.47
                                           ===========      =========     ==========      ==========     ==========     =========


Total return ............................        2.48%(A)      32.14%        (15.22%)          8.22%         13.60%        42.72%
                                           ===========      =========     ==========      ==========     ==========     =========


Net assets at end of period (000's) .....  $   424,136      $ 456,641     $  314,404      $  209,605     $  110,423     $  79,851
                                           ===========      =========     ==========      ==========     ==========     =========

Ratio of net expenses to
   average net assets ...................        1.34%(B)       1.34%          1.29%           1.24%          1.27%         1.43%

Ratio of gross expenses to
   average net assets ...................        1.34%(B)       1.34%          1.29%           1.24%          1.27%         1.43%

Ratio of net investment income (loss)
   to average net assets ................       (0.58%)(B)     (0.74%)        (0.74%)         (0.33%)         0.13%        (0.33%)

Portfolio turnover rate .................          15%(B)         12%             4%             11%            15%           10%

(A)   Not annualized.

(B)   Annualized.

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                            ----------------------------------------------------------------------------------------
                                                                                    CLASS I
                                            ----------------------------------------------------------------------------------------
                                            FOR THE SIX
                                            MONTHS ENDED   FOR THE YEAR   FOR THE YEAR    FOR THE YEAR  FOR THE YEAR   FOR THE YEAR
                                              JUNE 30,        ENDED           ENDED          ENDED         ENDED          ENDED
                                               2004        DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                            (UNAUDITED)        2003            2002           2001          2000           1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $    21.99      $     16.59    $    19.53     $    18.28     $    16.50     $    11.55
                                            ----------      -----------    ----------     ----------     ----------     ----------

Income (loss) from investment operations:
   Net investment income (loss) .........        (0.04)           (0.09)        (0.09)         (0.03)          0.03          (0.01)
   Net realized and unrealized gains
      (losses) on investments ...........         0.61             5.49         (2.85)          1.56           2.23           4.96
                                            ----------      -----------    ----------     ----------     ----------     ----------

Total from investment operations ........         0.57             5.40         (2.94)          1.53           2.26           4.95
                                            ----------      -----------    ----------     ----------     ----------     ----------

Less distributions:
   From net investment income ...........           --               --            --             --          (0.03)            --
   From net realized gains ..............           --               --            --          (0.28)         (0.45)            --
                                            ----------      -----------    ----------     ----------     ----------     ----------
Total distributions .....................           --               --            --          (0.28)         (0.48)            --
                                            ----------      -----------    ----------     ----------     ----------     ----------

Net asset value at end of period ........   $    22.56      $     21.99    $    16.59     $    19.53     $    18.28     $    16.50
                                            ==========      ===========    ==========     ==========     ==========     ==========


Total return ............................        2.59%(A)        32.55%       (15.05%)         8.36%         13.69%         42.86%
                                            ==========      ===========    ==========     ==========     ==========     ==========


Net assets at end of period (000's) .....   $  994,472      $ 1,041,467    $  683,751     $  672,016     $  448,269     $  205,507
                                            ==========      ===========    ==========     ==========     ==========     ==========

Ratio of net expenses to
   average net assets ...................        1.08%(B)         1.09%         1.07%          1.13%          1.14%          1.24%

Ratio of gross expenses to
   average net assets ...................        1.08%(B)         1.09%         1.07%          1.13%          1.14%          1.24%

Ratio of net investment income
   (loss) to average net assets .........       (0.32%)(B)       (0.49%)       (0.53%)        (0.21%)         0.26%         (0.13%)

Portfolio turnover rate .................          15%(B)           12%            4%            11%            15%            10%

(A)   Not annualized.

(B)   Annualized.

See accompanying notes to financial statements.

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)
================================================================================

1. ORGANIZATION

The Westport Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act"), as a diversified, no-load, open-end management investment company. The Trust was organized as a Delaware business trust under a Declaration of Trust dated September 17, 1997. The Trust has established two separate series: the Westport Fund and the Westport Select Cap Fund (formerly, the Westport Small Cap Fund) (the "Funds"). The Trust was capitalized on December 16, 1997, when the initial shares of each Fund were purchased at $10 per share. Except for the initial purchase of shares, the Trust had no operations prior to the commencement of operations on December 31, 1997.

The Westport Fund seeks a return composed of primarily capital appreciation and secondarily current income. The Fund seeks to achieve its investment objective by investing the majority of its assets in undervalued equity securities of attractive mid capitalization companies. A mid capitalization company has a market capitalization between $2 billion and $10 billion. The Fund will also invest on an opportunistic basis in the securities of attractive companies with both larger and smaller market capitalizations, but it is expected that the median market capitalization of the companies in the Fund will be in the mid capitalization range.

The Westport Select Cap Fund seeks long-term capital appreciation. The Fund seeks to achieve its investment objective by investing at least 65% of its net assets in the equity securities of small capitalization companies. A small capitalization company has market capitalization of $2 billion or less at the time of the Fund's initial investment. Companies whose capitalization exceeds $2 billion after purchase by the Fund will continue to be considered small cap for purposes of this 65% limitation. Even after the market capitalization of a small cap company exceeds $2 billion, the Adviser may determine that the company continues to present a significant investment opportunity. In such instances, as long as the company's market capitalization does not exceed $4 billion, the Fund may add to an existing position in that company's securities by purchasing additional shares. Any such additional securities purchases will be considered purchases of small cap securities with respect to the 65% limitation. The Fund may also invest to a limited degree in companies that have larger market capitalizations.

Each of the Funds is authorized to offer two classes of shares: Class R shares and Class I shares. Each Class R and Class I share of a Fund represents identical interests in the Fund's assets and has the same rights, except that
(i) Class I shares are expected to have lower operating expenses over time due to a shareholder services plan adopted with respect to Class R shares of each Fund (Note 4), and (ii) certain other class specific expenses are borne solely by the class to which such expenses are attributable. The Class I shares of the Westport Select Cap Fund and the Westport Fund commenced operations on February 16, 1998 and February 9, 2001, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of both classes of shares of each Fund is equal to the net asset value per share.

Allocations -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Investment income and distributions to shareholders - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Dividends arising from net investment income, if any, are declared and paid annually. Net capital gains (net long-term capital gains in excess of net short-term capital losses), if any, are distributed at least annually.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Funds paid no distributions for the years ended December 31, 2003, and December 31, 2002.

The following information is computed on a tax basis for each item for the year ended December 31, 2003:

----------------------------------------------------------------------
                                        WESTPORT          WESTPORT
                                         FUND          SELECT CAP FUND
----------------------------------------------------------------------
Capital loss carryforward .......   $     (4,444)     $   (47,184,598)
Gross unrealized appreciation ...      7,543,253          440,137,535
Gross unrealized depreciation ...     (2,573,928)         (51,095,867)
Post-October losses* ........ ...         (6,140)                  --
                                    ------------      ---------------
Total accumulated earnings ......   $  4,958,741      $   341,857,070
                                    ------------      ---------------
Federal income tax cost* ........   $ 24,531,841      $ 1,105,975,718
                                    ============      ===============


* The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principals generally accepted in the United States of America. Post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As  of  December  31,  2003,   the  Funds  have  the   following   capital  loss
carryforwards:

-------------------------------------------------------------------------------
                                              AMOUNT            EXPIRATION DATE
-------------------------------------------------------------------------------
Westport Fund ......................      $       4,444              2011
Westport Select Cap Fund ...........      $  11,729,755              2010
Westport Select Cap Fund ...........      $  35,454,843              2011
-------------------------------------------------------------------------------

These capital loss carryforwards may be used to offset future gains, if any, prior to distributing such gains to shareholders.

Reclassification of capital accounts - As of December 31, 2003 the Funds made reclassifications of net investment loss as follows:

-------------------------------------------------------------------------------
                                       UNDISTRIBUTED
                                    NET INVESTMENT LOSS        PAID-IN CAPITAL
-------------------------------------------------------------------------------
Westport Fund ......................   $     185,536            $    (185,536)
Westport Select Cap Fund ...........   $   6,794,119            $  (6,794,119)
-------------------------------------------------------------------------------

The above reclassifications have no effect on the Funds' net assets or net asset value per share.

The gross unrealized appreciation, gross unrealized depreciation and Federal income tax cost of the Funds' portfolio investments as of June 30, 2004 are $8,302,663, $2,554,367 and $30,842,641 for the Westport Fund and $467,649,357,
$65,585,141 and $1,026,578,043 for the Westport Select Cap Fund, respectively.

3. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2004, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $8,933,424 and $5,278,625, respectively, for the Westport Fund, and $105,630,737 and $147,119,742, respectively, for the Westport Select Cap Fund.

4. TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of Westport Advisers, LLC (the "Adviser"), Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of IFS Fund Distributors, Inc., the Funds' principal underwriter.

INVESTMENT ADVISORY AGREEMENT

The Funds' investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Each Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of average daily net assets for the Westport Fund, and at an annual rate of 1.00% of average daily net assets for the Westport Select Cap Fund.

Pursuant to a written contract between the Adviser and the Funds, approved by the Trust's Board of Trustees, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of each Fund (other than brokerage commissions, extraordinary items, interest and taxes) to the extent "Total Annual Fund Operating Expenses" for each class exceed 1.50% of the Fund's average daily net assets attributable to that class of shares (the "Expense Limitation Agreement"). The Adviser has agreed to maintain these expense limitations with regard to each class of each Fund through December 31, 2004. The expense limitation agreement does not include recapture provisions. In order to reduce operating expenses of the Westport Fund to the contractually agreed upon level stated above, the Adviser waived $50,750 of its investment advisory fees during the six months ended June 30, 2004.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, IFS supplies non-investment-related administrative and compliance services for the Funds. IFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee from each Fund based on each Fund's respective average daily net assets, subject to a minimum monthly fee.

TRANSFER AGENT AGREEMENT

Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders'inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee from each Fund based on the number of shareholder accounts in each class, subject to a minimum monthly fee for each class of shares. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, IFS receives a monthly fee from each Fund. In addition, each Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of such Fund's portfolio securities.

SHAREHOLDER SERVICES PLAN

The Trust has adopted a shareholder services plan with respect to Class R shares of each Fund. Under this plan, the Trust may enter into agreements pursuant to which a shareholder servicing agent performs certain shareholder services such as establishing and maintaining accounts and records, answering shareholder inquiries, providing personnel and facilities to maintain shareholder accounts and records, assisting shareholders in processing purchases, exchanges and redemption transactions, facilitating wiring of funds, integrating periodic statements with other shareholder transactions and providing other services as requested by shareholders. For these services each Fund pays the servicing agent a fee of up to 0.25% of the average daily net assets attributable to the Class R shares owned by investors for which the servicing agent maintains a servicing relationship. For the six months ended June 30, 2004, shareholder servicing fees of $9,997 and $310,792 were paid by Class R shares of the Westport Fund and the Westport Select Cap Fund, respectively.

In addition, the Trust receives certain transfer agency services for Class R shares of each Fund not otherwise provided by the Funds' transfer agent, IFS, from various shareholder servicing agents approved by the Trust's Board of Trustees. For the six months ended June 30, 2004, transfer agent servicing fees of $6,432 and $235,806 were paid by Class R shares of the Westport Fund and the Westport Select Cap Fund, respectively.

Under a transfer agent servicing agreement adopted by the Trust with respect to Class I shares of the Westport Select Cap Fund, pursuant to which the Trust receives certain services not otherwise provided by the Funds' transfer agent, IFS, transfer agent servicing fees of $25,545 were paid by Class I shares of the Westport Select Cap Fund for the six month period ended June 30, 2004.

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement on behalf of the Funds with IFS Fund Distributors, Inc. (the "Distributor"). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund's shares. The Distributor receives no compensation for its services and is an affiliate of IFS.

5. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions:

----------------------------------------------------------------------------------------------------------------
                                                          WESTPORT FUND              WESTPORT SELECT CAP FUND
                                                 ---------------------------------------------------------------
                                                     FOR THE SIX                   FOR THE SIX
                                                    MONTHS ENDED   FOR THE YEAR    MONTHS ENDED    FOR THE YEAR
                                                   JUNE 30, 2004       ENDED       JUNE 30, 2004       ENDED
                                                    (UNAUDITED)    DEC. 31, 2003    (UNAUDITED)    DEC. 31, 2003
----------------------------------------------------------------------------------------------------------------
CLASS R
Shares sold .....................................      156,802         693,969       2,028,272       7,135,509
Shares redeemed .................................     (117,821)       (418,634)     (3,990,687)     (5,250,711)
                                                   -----------     -----------     -----------     -----------
Net increase (decrease) in shares outstanding ...       38,981         275,335      (1,962,415)      1,884,798
Shares outstanding, beginning of period .........    1,634,498       1,359,163      20,952,351      19,067,553
                                                   -----------     -----------     -----------     -----------
Shares outstanding, end of period ...............    1,673,479       1,634,498      18,989,936      20,952,351
                                                   ===========     ===========     ===========     ===========

CLASS I
Shares sold .....................................      299,418          48,362       4,270,635      13,327,513
Shares redeemed .................................           --         (21,231)     (7,559,914)     (7,171,314)
                                                   -----------     -----------     -----------     -----------
Net increase (decrease) in shares outstanding ...      299,418          27,131      (3,289,279)      6,156,199
Shares outstanding, beginning of period .........      266,821         239,690      47,364,953      41,208,754
                                                   -----------     -----------     -----------     -----------
Shares outstanding, end of period ...............      566,239         266,821      44,075,674      47,364,953
                                                   ===========     ===========     ===========     ===========
----------------------------------------------------------------------------------------------------------------

6. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. PORTFOLIO HOLDINGS

A complete listing of the portfolio holdings of each of the Funds, in the form normally presented in annual and semi-annual reports, will be available on the Funds' website, www.westportfunds.com, within thirty days following the end of each calendar quarter. Interested investors can request a hard copy of that information, free of charge, by calling 1-888-593-7878.

8. PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities is available on the Funds' website, www.westportfunds.com or investors can request a hard copy of the information, without charge, by calling 1-888-593-7878.

WESTPORT FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS - 89.8%                                    SHARES        VALUE
--------------------------------------------------------------------------------
BROADCASTING/CABLE TV/ADVERTISING - 6.2%
Comcast Corp. - Class A(a) .......................        7,823     $  219,279
Cox Radio, Inc. - Class A(a) .....................       37,500        651,750
Insight Communications Company, Inc.(a) ..........       60,000        555,600
Interpublic Group of Companies, Inc.(a) ..........       60,000        823,800
                                                                    ----------
                                                                     2,250,429
                                                                    ----------
BUSINESS PRODUCTS & SERVICES - 17.9%
CACI International, Inc. - Class A(a) ............       20,000        808,800
Ceridian Corp.(a) ................................       25,000        562,500
ChoicePoint, Inc.(a) .............................       20,000        913,200
Computer Associates International, Inc ...........       41,000      1,150,460
DST Systems, Inc.(a) .............................       23,000      1,106,070
MRO Software, Inc.(a) ............................       38,000        517,180
Parametric Technology Corp.(a) ...................       70,000        350,000
Synopsys, Inc.(a) ................................       30,600        869,958
TriZetto Group, Inc.(a) ..........................       45,600        305,520
                                                                    ----------
                                                                     6,583,688
                                                                    ----------
CHEMICALS - 2.6%
Praxair, Inc .....................................       24,000        957,840
                                                                    ----------

COMMUNICATIONS EQUIPMENT & SERVICES - 2.7%
Rockwell Collins, Inc ............................       30,000        999,600
                                                                    ----------

CONSUMER PRODUCTS & SERVICES - 8.6%
Abercrombie & Fitch Company ......................       10,000        387,500
American Eagle Outfitters, Inc.(a) ...............       25,000        722,750
Big Lots, Inc.(a) ................................       18,100        261,726
Del Monte Foods Company(a) .......................       50,000        508,000
Neiman Marcus Group, Inc. - Class B ..............       24,500      1,271,305
                                                                    ----------
                                                                     3,151,281
                                                                    ----------
HEALTH CARE PRODUCTS & SERVICES - 13.4%
Caremark Rx, Inc.(a) .............................       48,375      1,593,472
Laboratory Corporation of America Holdings(a) ....       27,500      1,091,750
Lincare Holdings, Inc.(a) ........................       24,000        788,640
Triad Hospitals, Inc.(a) .........................       12,321        458,711
Universal Health Services, Inc. - Class B ........       21,000        963,690
                                                                    ----------
                                                                     4,896,263
                                                                    ----------
INDUSTRIAL SPECIALTY PRODUCTS - 6.8%
DuPont Photomasks, Inc.(a) .......................       15,000        304,950
Fairchild Semiconductor Corp.(a) .................       28,500        466,545
FEI Company(a) ...................................       12,000        286,920
Precision Castparts Corp .........................       15,000        820,350
Texas Instruments, Inc ...........................       25,064        606,048
                                                                    ----------
                                                                     2,484,813
                                                                    ----------

WESTPORT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2004 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS - 89.8% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------
INSURANCE - 3.3%
Arthur J. Gallagher & Company ...................        10,000    $    304,500
Hilb, Rogal & Hobbs Company .....................        25,400         906,272
                                                                   ------------
                                                                      1,210,772
                                                                   ------------
MEDICAL PRODUCTS & SERVICES - 4.0%
Abbott Laboratories .............................        20,000         815,200
Bristol-Myers Squibb Company ....................         8,000         196,000
Hospira, Inc.(a) ................................         2,000          55,200
Schering-Plough Corp ............................        21,000         388,080
                                                                   ------------
                                                                      1,454,480
                                                                   ------------
OIL & GAS PRODUCERS - 2.6%
Pogo Producing Company ..........................        19,000         938,600
                                                                   ------------
OIL & GAS SERVICES - 1.4%
Helmerich & Payne, Inc ..........................        20,000         522,400
                                                                   ------------
REGIONAL BANKS & THRIFTS - 6.6%
Cullen/Frost Bankers, Inc .......................        25,000       1,118,750
First Niagara Financial Group, Inc ..............        10,000         120,000
National Commerce Financial Corp ................        20,000         650,000
Sterling Financial Corp.(a) .....................        16,105         513,266
                                                                   ------------
                                                                      2,402,016
                                                                   ------------
TRANSPORTATION - 1.7%
FedEx Corp ......................................         7,500         612,675
                                                                   ------------
OTHER - 12.0%
iShares Russell Midcap Index Fund ...............        24,000       1,703,280
iShares S&P 400 MidCap Index Fund ...............         8,200         997,120
Other ...........................................                     1,676,974
                                                                   ------------
                                                                      4,377,374
                                                                   ------------
TOTAL COMMON STOCKS (Cost $27,083,161) ..........                  $ 32,842,231
                                                                   ------------
MONEY MARKETS - 4.8%
First American Treasury (Cost $1,753,851) .......     1,753,851    $  1,753,851
                                                                   ------------

                                                                                  MARKET
U.S. GOVERNMENT TREASURY OBLIGATIONS - 5.5%                      PAR VALUE         VALUE
-------------------------------------------------------------------------------------------
Treasury Bill, 1.140%, 9/2/04 ..............................   $  1,000,000    $    997,867
Treasury Bill, 1.260%, 9/23/04 .............................      1,000,000         996,988
                                                                               ------------
TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (Cost $1,995,065)                   $  1,994,855
                                                                               ------------
TOTAL INVESTMENT SECURITIES - 100.1% (Cost $30,832,077) ....                   $ 36,590,937
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%) .............                        (37,526)
                                                                               ------------
NET ASSETS - 100.0% ........................................                   $ 36,553,411
                                                                               ============

(a)   Non-income producing security.

See accompanying notes to financial statements.

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)
================================================================================

                                                                              MARKET
COMMON STOCKS - 99.6%                                           SHARES         VALUE
------------------------------------------------------------------------------------------
BROADCASTING/CABLE TV/ADVERTISING - 7.7%
Beasley Broadcast Group, Inc.(a) .........................      604,499    $     9,043,305
Cox Radio, Inc. - Class A(a) .............................      937,300         16,290,274
Emmis Communications Corp.(a) ............................    1,728,200         36,257,636
Insight Communications Company, Inc.(a) ..................    2,042,050         18,909,383
Salem Communications Corp.(a) ............................      596,925         16,194,575
Young Broadcasting, Inc.(a) ..............................    1,003,100         13,190,765
                                                                           ---------------
                                                                               109,885,938
                                                                           ---------------
BUSINESS PRODUCTS & SERVICES - 13.9%
Arbitron, Inc.(a) ........................................      241,000          8,801,320
Ariba, Inc.(a) ...........................................    1,097,600          2,173,248
Ceridian Corp.(a) ........................................      785,000         17,662,500
Computer Associates International, Inc ...................    1,600,000         44,896,000
IMS Health, Inc ..........................................      850,526         19,936,329
Map Info Corp.(a) ........................................    1,096,800         11,626,080
MatrixOne, Inc.(a) .......................................    1,075,000          7,428,250
MRO Software, Inc.(a) ....................................      539,700          7,345,317
PeopleSoft, Inc.(a) ......................................    1,088,088         20,129,628
Perot Systems Corp. - Class A(a) .........................    1,523,800         20,220,826
Synopsys, Inc.(a) ........................................    1,067,500         30,349,025
TriZetto Group, Inc.(a) ..................................    1,099,400          7,365,980
                                                                           ---------------
                                                                               197,934,503
                                                                           ---------------
CHEMICALS - 1.1%
Airgas, Inc ..............................................      660,900         15,802,119
                                                                           ---------------

COMMUNICATIONS EQUIPMENT & SERVICES - 2.7%
General Communication, Inc. - Class A(a) .................      839,450          6,665,233
Western Wireless Corp.(a) ................................    1,114,540         32,221,351
                                                                           ---------------
                                                                                38,886,584
                                                                           ---------------
CONSUMER PRODUCTS & SERVICES - 13.0%
Applebee's International, Inc ............................      663,300         15,269,166
Big Lots, Inc.(a) ........................................    1,596,106         23,079,693
Constellation Brands, Inc. - Class A(a) ..................      454,800         16,886,724
Darden Restaurants, Inc ..................................    1,146,300         23,556,465
Del Monte Foods Company(a) ...............................    1,855,000         18,846,800
Duane Reade, Inc.(a) .....................................      783,800         12,799,454
Gaylord Entertainment Company(a) .........................      580,000         18,206,200
Orient-Express Hotels Ltd. - Class A .....................      979,100         16,585,954
Ruby Tuesday, Inc ........................................      890,200         24,435,990
Saks, Inc.(a) ..............................................    969,900         14,548,500
                                                                           ---------------
                                                                               184,214,946
                                                                           ---------------
HEALTH CARE PRODUCTS & SERVICES - 10.4%
Caremark Rx, Inc.(a) .....................................    2,408,771         79,344,916
Triad Hospitals, Inc.(a) .................................      449,200         16,723,716
Universal Health Services, Inc. - Class B ................    1,116,850         51,252,247
                                                                           ---------------
                                                                               147,320,879
                                                                           ---------------

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2004 (UNAUDITED)
================================================================================

                                                                               MARKET
COMMON STOCKS - 99.6% (CONTINUED)                              SHARES          VALUE
------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 4.5%
DeVry, Inc.(a) ...........................................    1,275,000    $    34,960,500
ITT Educational Services, Inc.(a) ........................      760,700         28,921,814
                                                                           ---------------
                                                                                63,882,314
                                                                           ---------------
INDUSTRIAL SPECIALTY PRODUCTS - 9.6%
AAR Corp.(a) .............................................      147,550          1,674,693
Charles River Labortories International, Inc.(a) .........      556,400         27,191,267
DuPont Photomasks, Inc.(a) ...............................      731,600         14,873,428
Fairchild Semiconductor Corp.(a) .........................      724,000         11,851,880
Fisher Scientific International, Inc.(a) .................      400,500         23,128,875
JLG Industries, Inc ......................................      390,250          5,420,573
Perkin Elmer, Inc ........................................      820,000         16,432,800
Precision Castparts Corp .................................      338,300         18,501,627
Rogers Corp.(a) ..........................................      164,800         11,519,520
Texas Instruments, Inc ...................................      257,448          6,225,093
                                                                           ---------------
                                                                               136,819,756
                                                                           ---------------
INSURANCE - 5.2%
Arthur J. Gallagher & Company ............................      682,400         20,779,080
Brown & Brown, Inc .......................................      487,500         21,011,250
Hilb, Rogal & Hobbs Company ..............................      900,000         32,112,000
                                                                           ---------------
                                                                                73,902,330
                                                                           ---------------
MEDICAL PRODUCTS & SERVICES - 1.7%
Owens & Minor, Inc .......................................      285,250          7,387,975
Priority Healthcare Corp.(a) .............................      700,650         16,079,918
                                                                           ---------------
                                                                                23,467,893
                                                                           ---------------
OIL & GAS PRODUCERS - 7.6%
Houston Exploration Company (a) ..........................      548,800         28,449,792
Pogo Producing Company ...................................      531,300         26,246,220
Stone Energy Corp.(a) ....................................      469,000         21,423,920
Unocal Corp ..............................................      819,550         31,142,900
                                                                           ---------------
                                                                               107,262,832
                                                                           ---------------
REAL ESTATE & CONSTRUCTION - 0.8%
St. Joe Company (The) ....................................      288,450         11,451,465
                                                                           ---------------

REGIONAL BANKS & THRIFTS - 10.7%
BankUnited Financial Corp. - Class A(a) ..................    1,088,700         28,088,459
Downey Financial Corp ....................................      120,000          6,390,000
First National Bankshares of Florida, Inc ................    1,112,777         21,087,124
FNB Corp .................................................    1,095,466         22,347,506
Harbor Florida Bancshares, Inc ...........................       85,455          2,350,867
People's Bank ............................................      476,250         14,835,188
Seacoast Financial Services Corp .........................      239,425          8,284,105
Sovereign Bancorp, Inc ...................................      608,847         13,455,519

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2004 (UNAUDITED)
================================================================================

                                                                               MARKET
COMMON STOCKS - 99.6% (CONTINUED)                              SHARES          VALUE
------------------------------------------------------------------------------------------

REGIONAL BANKS & THRIFTS - 10.7% (CONTINUED)
Sterling Financial Corp.(a) ..............................      413,079    $    13,164,828
Taylor Capital Group, Inc ................................      491,000         10,679,250
The South Financial Group, Inc ...........................      368,400         10,440,456
                                                                           ---------------
                                                                               151,123,302
                                                                           ---------------
SECURITY PRODUCTS & SERVICES - 0.9%
Checkpoint Systems, Inc.(a) ..............................      686,600         12,310,738
                                                                           ---------------

TRANSPORTATION - 5.4%
EGL Inc.(a) ..............................................      498,000         13,246,800
Florida East Coast Industries, Inc .......................      251,265          9,711,392
Landstar System, Inc.(a) .................................      448,845         23,730,435
Overnite Corp ............................................    1,025,000         30,135,000
                                                                           ---------------
                                                                                76,823,627
                                                                           ---------------

OTHER - 4.4% .............................................                      62,650,873
                                                                           ---------------

TOTAL COMMON STOCKS (Cost $1,011,605,969) ................                 $ 1,413,740,099
                                                                           ---------------

MONEY MARKETS - 1.1%
First American Treasury (Cost $14,902,160) ...............   14,902,160    $    14,902,160
                                                                           ---------------

TOTAL INVESTMENT SECURITIES - 100.7% (Cost $1,026,508,129)                 $ 1,428,642,259

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7%) ...........                     (10,033,894)
                                                                           ---------------

NET ASSETS - 100.0%                                                        $ 1,418,608,365
                                                                           ===============

(a)   Non-income producing security.

See accompanying notes to financial statements.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

THE WESTPORT FUNDS

WESTPORT FUND
WESTPORT SELECT CAP FUND

website: www.westportfunds.com

SHAREHOLDER SERVICES
888-593-7878

INVESTMENT ADVISER
Westport Advisers, LLC
253 Riverside Avenue
Westport, Connecticut 06880
203-227-3601

BOARD OF TRUSTEES
Raymond J. Armstrong
Stephen E. Milman
Edmund H. Nicklin, Jr.
Ronald H. Oliver
D. Bruce Smith, II

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

DISTRIBUTOR
IFS Fund Distributors, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202






This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of The Westport Funds.

                                                               FORM IFS-164-0201

ITEM 2. CODE OF ETHICS.

Not required in semi-annual report filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in semi-annual report filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in semi-annual report filing.

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.

Not applicable and not required in semi-annual report filing.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule is included as part of The Westport Funds Semi-Annual Report filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable to open-end investment management companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
1940), as of a date within 90 days prior to the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1) Not required in semi-annual report filing.

(a)(2) Certifications required by Item 10(a) of Form N-CSR are filed herewith.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Westport Funds

By (Signature and Title)


/s/ Edmund H. Nicklin, Jr.
--------------------------
Edmund H. Nicklin, Jr.
President

Date:  September 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Edmund H. Nicklin, Jr.
--------------------------
Edmund H. Nicklin, Jr.
President

Date:  September 7, 2004

By (Signature and Title)


/s/ Terry A. Wettergreen
---------------------------
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:  September 7, 2004